Net (Loss)/Income per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net (loss)/income per share
The following table sets forth the computation of basic and diluted net (loss)/income per share for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net (loss)/income from continuing operations attributable to ordinary shareholders of the Company	(720,927)	(549,935)	82,213
Net loss from discontinued operations attributable to ordinary shareholders of the Company	(6,105)	—	—

Net (loss)/income attributable to ordinary shareholders of the Company	(727,032)	(549,935)	82,213

Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic	123,597,604	121,381,857	117,426,938
Dilutive effect of options and RSUs	—	—	746,531
Weighted average number of ordinary shares/ADSs outstanding, diluted	123,597,604	121,381,857	118,173,469
Net (loss)/income per share/ADS from continuing operations attributable to ordinary shareholders of the Company, basic	(5.83)	(4.53)	0.70

Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, basic	(0.05)	—	—

Net (loss)/income per share/ADS, basic	(5.88)	(4.53)	0.70

Net (loss)/income per share/ADS from continuing operations attributable to ordinary shareholders of the Company, diluted	(5.83)	(4.53)	0.70

Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, diluted	(0.05)	—	—

Net (loss)/income per share/ADS, diluted	(5.88)	(4.53)	0.70